DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 3 – DISCONTINUED OPERATIONS

In September 2024, the Company entered into an agreement with flyExclusive to transition our aircraft ownership program fleet operations to flyExclusive. During 2024 and 2025 we continued to take delivery of new aircraft, while also generating revenue from our proprietary software, including the Vaunt platform, Volato’s empty leg consumer app. In March 2025, the Company sold GC Aviation, Inc., which holds the FAA Part 135 certificate, therefore items related to managed aircraft are included in discontinued operations.

Major classes of line items constituting net income (loss) from discontinued operations are as follows:

	Twelve Months Ended December 31,
	2025	2024
Revenue - Aircraft usage	$89	$32,546
Revenue - Managed aircraft	—	7,224
Costs of Revenue - Aircraft usage	65	43,488
Cost of Revenue - Managed aircraft	—	6,610
Selling, general and administrative	406	19,035
Other income from discontinued operations	5,530	9,902
Income (loss) from discontinued operations before provision for taxes	5,148	$(19,461)
Benefit for taxes from discontinued operations	829	—
Net income (loss) from discontinued operations, net	$4,319	$(19,461)

Carrying amounts and major classes of assets included as part of discontinued operations are as follows:

	December 31, 2025	December 31, 2024
Accounts receivable, net	$13	$1,027
Prepaid and other assets	254	1,254
Property and equipment, net	—	3
Intangibles, net	—	1,200
Goodwill	—	635
Total assets associated with discontinued operations	$267	$4,119

Carrying amounts and major classes of liabilities included as part of discontinued operations are as follows:

	December 31, 2025	December 31, 2024
Accounts payable and accrued liabilities	$1,307	$6,344
Credit facility and other loans	—	918
Customer deposits and deferred revenue	284	5,156
Deferred income tax liability	—	305
Total liabilities associated with discontinued operations	$1,591	$12,723